PER SHARE INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share Basic [Table Text Block]
Basic EPS is calculated as follows:

	Fiscal Year 2013	Fiscal Year 2012
Numerator
Net Income (Loss) attributable to common shareholders	$1,487,928	$(15,167,289)

Denominator
Weighted average shares of common stock outstanding	349,075,642	259,163,279

Net (Loss) per Share – Basic	$0.00	$(0.06)

Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2012 ( in accordance with GAAP)
Stock Options	—	2,999,000

Convertible Preferred Stock	—	94,512,298

Warrants	—	161,478,979

Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share Diluted [Table Text Block]
Diluted EPS (for Fiscal 2013) is calculated as follows:
Fiscal Year 2013
Numerator
Net Income attributable to common shareholders	$1,487,928
Adjustments to Net Income
Reversal of Change in Value of Preferred Share Derivatives	561,684
Reversal of Change in Value of Warrant Derivatives	(4,089,491)
Reversal of Derivative Interest Expense	139,219

Net loss attributable to common shareholders on a diluted basis	$(1,900,660)

Denominator
Weighted average shares of common stock outstanding	349,075,642
Dilutive effects of convertible preferred stock, warrants and options
Convertible preferred Stock	83,240,744
Warrants	94,421,813
Stock Options	141,919
Weighted average shares outstanding – diluted	526,880,118

Diluted EPS	$(0.00)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of Basic EPS and Diluted EPS is summarized as follows:
	For the Three Months		For the Nine Months
	Ended December 31,		Ended December 31,
	2013	2012	2013	2012
Numerator
Net Income (loss) attributable to common shareholders - Basic	$(1,061,851)	$9,363,166	$(9,777,695)	$(109,023)

Net Income attributable to common shareholders - Diluted	n/a	(365,952)	n/a	n/a

Denominator
Weighted-average shares of common stock outstanding	508,638,816	350,220,224	439,720,987	345,384,514

Dilutive effect of stock options, warrants and convertible securities	n/a	135,987,189	n/a	n/a

Net (loss) income per share
Basic	$(0.00)	$0.03	$(0.02)	$(0.00)
Diluted	$(0.00)	$(0.00)	$(0.02)	$(0.00)